Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
Schedule of Bank Borrowings

The following table sets forth information of the bank borrowings:

	As of September 30,
	2025	2024
Borrowings – current	$2,002,648	$2,363,303
Borrowings – non current	43,725	427,421
Total borrowings	$2,046,373	$2,790,724